PREPAIDS AND OTHER RECEIVABLES DISCLOSURE: SCHEDULE OF OF PREPAID AND OTHER RECEIVABLES (Details) - CAD ($)	Jan. 31, 2025	Jan. 31, 2024
Prepaids and other receivables	$ 91,522	$ 75,924
GST receivable
Prepaids and other receivables	4,313	2,352
Prepaid expenses for general and administrative fees
Prepaids and other receivables	$ 87,209	$ 73,572